Investments in Real Estate and Other Significant Transactions (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Real Estate and Other Significant Transactions [Abstract]
Real Estate Investment Financial Statements, Disclosure
The portfolio’s assets and liabilities are included in other assets and liabilities, and are summarized below (dollars in thousands):

December 31, 2012
Real estate, net	$127,025
Cash and cash equivalents and restricted cash	31,560
Investment in unconsolidated real estate partnerships	15,997
Other assets	4,163
Total assets	$178,745

Total indebtedness	$110,737
Accrued and other liabilities	29,435
Total liabilities	$140,172

Schedule of Acquisition of Conventional Properties
During the year ended December 31, 2012, we acquired conventional properties as set forth in the table below (dollars in thousands):

	Year Ended December 31, 2012
Property location	San Diego, CA	Manhattan, NY	Phoenix, AZ
Number of residential units	84	42	488
Fair value of real estate acquired	$19,814	$38,423	$72,310
Non-recourse property debt assumed (outstanding principal balance)	$9,695	$—	$29,124
Non-recourse property debt assumed (fair value)	$10,684	$—	$33,254

Noncontrolling Interests In Consolidated Real Estate Partnerships
As set forth in the table below (dollars in thousands), during the years ended December 31, 2012, 2011 and 2010, we acquired the remaining noncontrolling limited partner interests in consolidated real estate partnerships in which our affiliates serve as the general partner.

	Year Ended December 31,
	2012	2011	2010
Consolidated partnerships in which remaining limited partnership interests were acquired	11	12	3
Number of properties owned by partnerships	17	15	3
Cost of limited partnership interests acquired	$50,654	$22,305	$21,732
Excess of consideration paid over the carrying amount of noncontrolling interests acquired	$44,774	$32,272	$27,391